Average Annual Total Returns - First Trust Horizon Managed Volatility Domestic ETF	First Trust Horizon Managed Volatility Domestic ETF 1 Year	First Trust Horizon Managed Volatility Domestic ETF Since Inception	First Trust Horizon Managed Volatility Domestic ETF Inception Date	First Trust Horizon Managed Volatility Domestic ETF After tax on distributions 1 Year	First Trust Horizon Managed Volatility Domestic ETF After tax on distributions Since Inception	First Trust Horizon Managed Volatility Domestic ETF After tax on distributions and sale of fund shares 1 Year	First Trust Horizon Managed Volatility Domestic ETF After tax on distributions and sale of fund shares Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	5.34%	10.40%	Aug. 24, 2016	4.73%	9.77%	3.12%	7.89%	18.40%	15.61%